SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—99.3%			Food Products—3.2%
Consumer Discretionary—17.5%			Freshpet, Inc.[1]	709,205	$38,112,677
Auto Components—0.5%			Sanderson Farms,
Visteon Corp.[1]	132,376	$ 12,381,127	Inc.	80,248	13,287,464
Distributors—2.2%			Simply Good Foods
Pool Corp.	295,688	61,044,788	Co. (The)[1]	1,330,731	36,768,097
					88,168,238
Diversified Consumer Services—3.2%
Bright Horizons			Energy—0.4%
Family Solutions,			Oil, Gas & Consumable Fuels—0.4%
Inc.[1]	323,485	48,690,962	Matador Resources
Strategic Education,			Co.[1]	877,756	12,358,804
Inc.	271,520	38,485,245	Financials—9.8%
		87,176,207	Capital Markets—3.5%
Entertainment—2.6%			Cohen & Steers, Inc.	153,537	10,306,939
Roku, Inc. , Cl. A1	266,486	42,736,360	Hamilton Lane, Inc. ,
Zynga, Inc. , Cl. A1	4,438,148	27,649,662	Cl. A	705,394	40,912,852
		70,386,022	LPL Financial
			Holdings, Inc.	476,066	43,964,695
Hotels, Restaurants & Leisure—4.2%					95,184,486
Choice Hotels
International, Inc.	268,744	26,135,354	Commercial Banks—0.7%
Churchill Downs,			Pinnacle Financial
Inc.	94,160	12,241,742	Partners, Inc.	322,106	19,783,750
Planet Fitness, Inc. ,			Insurance—3.1%
Cl. A1	497,926	36,806,690	eHealth, Inc.[1]	291,497	26,893,513
Wingstop, Inc.	485,604	38,848,320	Kemper Corp.	171,953	12,710,766
		114,032,106	Kinsale Capital
Household Durables—0.5%			Group, Inc.	176,642	17,886,769
TopBuild Corp.[1]	122,025	13,456,917	Primerica, Inc.	205,663	27,525,936
					85,016,984
Internet & Catalog Retail—0.4%
Etsy, Inc.[1]	282,842	12,272,514	Real Estate Investment Trusts (REITs)—2.5%
			Americold Realty
Media—1.6%			Trust	489,421	18,412,018
Cable One, Inc.	29,201	44,823,535	CoreSite Realty
Multiline Retail—0.5%			Corp.	156,003	17,689,180
Ollie's Bargain			First Industrial
Outlet Holdings,			Realty Trust, Inc.	772,686	32,900,970
Inc.[1]	192,190	12,569,226			69,002,168
Specialty Retail—1.6%			Health Care—24.3%
Boot Barn Holdings,			Biotechnology—5.1%
Inc.[1]	1,086,767	43,275,062	Agios
			Pharmaceuticals,
Textiles, Apparel & Luxury Goods—0.2%			Inc.[1]	265,369	10,322,854
Canada Goose			Amicus
Holdings, Inc.[1]	179,036	6,830,223	Therapeutics, Inc.[1]	955,652	10,015,233
Consumer Staples—3.7%			CareDx, Inc.[1]	587,604	12,057,634
Food & Staples Retailing—0.5%			Exact Sciences
Grocery Outlet			Corp.[1]	159,712	12,938,269
Holding Corp.[1]	397,846	13,180,638

1 INVESCO OPPENHEIMER DISCOVERY FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Biotechnology (Continued)			Aerospace & Defense (Continued)
Global Blood			Kratos Defense &
Therapeutics, Inc.[1]	236,124	$ 15,702,246	Security Solutions,
Repligen Corp.[1]	702,188	62,319,185	Inc.[1]	488,638	$ 8,824,802
Veracyte, Inc.[1]	579,955	16,656,308	Mercury Systems,
		140,011,729	Inc.[1]	694,496	50,871,832
Health Care Equipment & Supplies—8.9%					118,657,024
CryoPort, Inc.[1]	629,116	9,908,577	Building Products—1.5%
Glaukos Corp.[1]	146,059	9,366,764	Advanced Drainage
Haemonetics Corp.[1]	216,251	26,079,871	Systems, Inc.	340,379	12,988,863
Insulet Corp.[1]	332,765	61,794,460	Trex Co. , Inc.[1]	309,941	26,673,522
iRhythm					39,662,385
Technologies, Inc.[1]	306,541	22,098,541	Commercial Services & Supplies—2.7%
Masimo Corp.[1]	323,095	50,102,342	Casella Waste
Novocure Ltd.[1]	273,789	25,237,870	Systems, Inc. , Cl. A1	959,417	44,814,368
Penumbra, Inc.[1]	113,606	20,099,173	Clean Harbors, Inc.[1]	354,216	29,275,952
Tandem Diabetes					74,090,320
Care, Inc.[1]	238,942	16,494,166
		241,181,764	Electrical Equipment—0.6%
			Generac Holdings,
Health Care Providers & Services—2.2%			Inc.[1]	170,183	16,763,026
Addus HomeCare
Corp.[1]	242,997	22,649,751	Machinery—6.9%
Amedisys, Inc.[1]	149,828	24,415,971	Chart Industries,
HealthEquity, Inc.[1]	218,524	13,742,974	Inc.[1]	417,743	23,059,414
		60,808,696	Federal Signal Corp.	585,615	19,290,158
			ITT, Inc.	342,844	23,923,654
Health Care Technology—3.0%			John Bean
Inspire Medical			Technologies Corp.	130,310	14,275,461
Systems, Inc.[1]	369,053	26,188,001	Kornit Digital Ltd.[1]	776,850	26,490,585
Omnicell, Inc.[1]	350,417	28,029,856	RBC Bearings, Inc.[1]	274,447	45,525,268
Teladoc Health, Inc.[1]	313,843	26,281,212	Woodward, Inc.	300,604	35,107,541
		80,499,069			187,672,081
Life Sciences Tools & Services—5.1%			Road & Rail—0.5%
10X Genomics, Inc. ,			Saia, Inc.[1]	132,818	12,604,428
Cl. A1	131,734	8,548,219
Adaptive			Information Technology—25.8%
Biotechnologies			Electronic Equipment, Instruments, &
Corp.[1]	96,921	2,635,282	Components—0.8%
Bio-Techne Corp.	258,838	56,491,394	Novanta, Inc.[1]	240,388	22,399,354
Medpace Holdings,			IT Services—4.0%
Inc.[1]	296,007	22,694,857	Euronet Worldwide,
NeoGenomics, Inc.[1]	526,431	13,587,184	Inc.[1]	171,153	26,903,540
PRA Health			ManTech
Sciences, Inc.[1]	327,472	35,632,228	International Corp. ,
		139,589,164	Cl. A	519,086	40,270,692
Industrials—16.5%			MongoDB, Inc. ,
Aerospace & Defense—4.3%			Cl. A1	277,104	41,205,365
Aerojet Rocketdyne					108,379,597
Holdings, Inc.[1]	736,857	32,569,080
HEICO Corp.	203,182	26,391,310

2 INVESCO OPPENHEIMER DISCOVERY FUND

	Shares	Value		Shares	Value
Semiconductors & Semiconductor			Software (Continued)
Equipment—5.5%			RingCentral, Inc. ,
Entegris, Inc.	413,409	$ 19,562,514	Cl. A1	309,727	$53,418,616
Lattice			Trade Desk, Inc.
Semiconductor			(The), Cl. A1	225,465	59,373,953
Corp.[1]	1,754,674	33,145,792			422,889,620
MKS Instruments,			Materials—1.3%
Inc.	283,488	30,129,104	Chemicals—0.5%
Monolithic Power
Systems, Inc.	311,638	50,073,994	Ingevity Corp.[1]	164,053	14,815,626
Silicon Laboratories,			Containers & Packaging—0.8%
Inc.[1]	159,142	16,857,912	Graphic Packaging
		149,769,316	Holding Co.	1,295,609	21,079,559
Software—15.5%			Total Common Stocks
			(Cost $1,875,193,459)		2,711,815,553
Alteryx, Inc. , Cl. A1	294,881	33,477,840
Anaplan, Inc.[1]	631,191	34,033,819

Avalara, Inc.[1]	288,350	22,499,951	Investment Company—0.4%
Cloudflare, Inc. ,
Cl. A1	689,440	13,430,291	Invesco Government
			& Agency Portfolio,
Coupa Software,			Institutional Class,
Inc.[1]	403,941	62,000,904	1.53%[2] (Cost
Globant SA1	158,443	16,953,401	$10,653,298)	10,653,298	10,653,298
HubSpot, Inc.[1]	165,314	24,962,414
Paylocity Holding			Total
Corp.[1]	333,198	40,756,779	Investments,
Q2 Holdings, Inc.[1]	427,068	36,057,351	at Value (Cost
Rapid7, Inc.[1]	462,356	25,924,301	$1,885,846,757)	99.7%	2,722,468,851
			Net Other Assets
			(Liabilities)	0.3	7,130,214
			Net Assets	100.0%	$2,729,599,065

Footnotes to Schedule of Investments
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of November 30, 2019.

3 INVESCO OPPENHEIMER DISCOVERY FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

 Note 1 – Additional Valuation Information

As of November 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

4 INVESCO OPPENHEIMER DISCOVERY FUND